Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current:
Domestic	¥ 130,164	¥ 162,408	¥ 184,180
Foreign	68,512	61,009	71,250
Total current tax expense	198,676	223,417	255,430
Deferred:
Domestic	(99,831)	127,185	187,134
Foreign	(7,601)	(4,060)	(5,144)
Total deferred tax expense	(107,432)	123,125	181,990
Income tax expense	¥ 91,244	¥ 346,542	¥ 437,420